Leases (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure Of Leases [Line Items]
Balance
Additions
Disposals
Depreciation during period
Balance	5,628,235
Land [member]
Disclosure Of Leases [Line Items]
Balance
Balance	3,331,375
Buildings [Member]
Disclosure Of Leases [Line Items]
Balance
Balance	2,176,981
Equipment [Member]
Disclosure Of Leases [Line Items]
Balance
Balance	119,879
Costs [Member]
Disclosure Of Leases [Line Items]
Balance	5,184,165
Additions	1,794,797
Disposals	(37,527)
Balance	6,941,435
Costs [Member] | Land [member]
Disclosure Of Leases [Line Items]
Balance	3,634,227
Additions
Disposals
Balance	3,634,227
Costs [Member] | Buildings [Member]
Disclosure Of Leases [Line Items]
Balance	1,371,759
Additions	1,773,559
Disposals
Balance	3,145,318
Costs [Member] | Equipment [Member]
Disclosure Of Leases [Line Items]
Balance	178,179
Additions	21,238
Disposals	(37,527)
Balance	161,890
Accumulated depreciation and amortisation [member]
Disclosure Of Leases [Line Items]
Balance	653,935
Depreciation during period	659,265
Balance	1,313,200
Accumulated depreciation and amortisation [member] | Land [member]
Disclosure Of Leases [Line Items]
Balance	181,711
Depreciation during period	121,141
Balance	302,852
Accumulated depreciation and amortisation [member] | Buildings [Member]
Disclosure Of Leases [Line Items]
Balance	449,664
Depreciation during period	518,673
Balance	968,337
Accumulated depreciation and amortisation [member] | Equipment [Member]
Disclosure Of Leases [Line Items]
Balance	22,560
Depreciation during period	19,451
Balance	$ 42,011